Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-financial liabilities
Advance receipts	$ 20,935	$ 23,630
Payables for employee benefits	9,785	9,763
Current tax liabilities	0	2
Others	1,978	5,629
Other non-financial liabilities	32,698	39,024
Financial liabilities
Accrued expenses	22,542	22,691
Payables for property, plant and equipment	1,718	1,993
Guarantee deposits received	1,215	1,251
Financial liabilities	25,475	25,935
Other liabilities	58,173	64,959
Other current liabilities	42,439	46,506
Other non-current liabilities	$ 15,734	$ 18,453